Condensed Financial Information of Deswell Industries, Inc. (Tables)	12 Months Ended
Mar. 31, 2015
Condensed Financial Information of Deswell Industries, Inc. [Abstract]
Condensed Balance Sheet

	March 31,
	2014	2015
Assets

Current assets:
Cash and cash equivalents	$1,739	$1,369
Prepaid expenses and other current assets	76	76
Amounts due from subsidiaries	39,589	35,633
Total current assets	41,404	37,078
Investments in subsidiaries	49,447	48,360
Property, plant and equipment-net	143	56
Total assets	$90,994	$85,494

Liabilities and shareholders' equity
Current liabilities:
Accrued payroll and employee benefits	$1,315	$1,315
Other accrued liabilities	69	116
Total current liabilities	1,384	1,431
Total shareholders' equity	89,610	84,063
Total liabilities and shareholders' equity	$90,994	$85,494

Condensed Income Statement

	Year ended March 31,
	2013	2014	2015
Equity in earnings (loss) of subsidiaries	$394	$(5,213)	$(1,120)
Operating expenses	2,385	2,277	1,688
Loss before income taxes	(1,991)	(7,490)	(2,808)
Income taxes	-	-	-
Net loss	(1,991)	(7,490)	(2,808)
Share of other comprehensive income of subsidiaries	718	57	33
Total comprehensive loss	$(1,273)	$(7,433)	$(2,775)

Condensed Cash Flow Statement

	Year ended March 31,
	2013	2014	2015
Cash flows from operating activities
Net loss	$(1,991)	$(7,490)	$(2,808)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in (earnings) loss of subsidiaries	(394)	5,213	1,120
Depreciation	87	87	87
Stock-based compensation expenses	-	-	199
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(53)	5	-
Amounts due from subsidiaries	6,756	7,533	3,956
Accrued payroll and employee benefits	616	561	-
Other accrued liabilities	84	(30)	47
Net cash provided by operating activities	5,105	5,879	2,601

Cash flows from investing activities
Purchase of property, plant and equipment	-	-	-
Net cash used in investing activities	-	-	-

Cash flows from financing activities
Dividends paid	(5,357)	(3,615)	(2,971)
Exercise of stock options	1,295	493	-
Repurchase of common stock	(1,102)	(1,411)	-
Net cash used in financing activities	(5,164)	(4,533)	(2,971)

Net (decrease) increase in cash and cash equivalents	(59)	1,346	(370)
Cash and cash equivalents, beginning of year	452	393	1,739
Cash and cash equivalents, end of year	$393	$1,739	$1,369